Subsidiaries	12 Months Ended
Dec. 31, 2025
Subsidiaries
Subsidiaries

6.Subsidiaries

For all years ended as at December 31, 2025, 2024 and 2023 respectively, the Company owns 100% of the shares of Nyxoah Ltd, an Israeli company located in Tel-Aviv that was incorporated in 2009 and has a share capital of NIS 1. In July 2025, the Company reorganized its global R&D function and expects to transition all ongoing R&D activities from Israel to the U.S. and Belgium.

The Company also owns 100% of the shares of Nyxoah Pty Ltd, an Australian company located in Collingwood that was incorporated in 2017 and has a share capital of AUD 100.

The Company also owns 100% of the shares of Nyxoah Inc, an American company located in Delaware that was incorporated in May 2020 and has a share capital of USD 1.

The Company also owns 100% of the shares of Nyxoah GmbH, a German company located in Eschborn that was acquired in July 2023 and has a share capital of EUR 25,000.